Accumulated retained earnings (Tables)	12 Months Ended
Dec. 31, 2025
Retained earnings [abstract]
Schedule of accumulated retained earnings and reserves of entities accounted for using the equity method
The detail of Accumulated retained earnings and Reserves of entities accounted for using the equity method is as follows:

EUR million
	2025	2024	2023
Restricted reserves	3,328	3,084	2,899
Legal reserveA	1,469	1,515	1,618
Own shares	480	421	649
Revaluation reserve Royal Decree-Law 7/1996	43	43	43
Reserve for retired capital	1,336	1,105	589
Unrestricted reserves	31,519	24,186	16,033
Voluntary reservesB	26,357	20,362	14,284
Consolidation reserves attributable to the Bank	5,162	3,824	1,749
Reserves of subsidiaries	47,937	47,249	47,669
Reserves of entities accounted for using the equity method	1,643	1,831	1,762
	84,427	76,350	68,363
A.The board of directors has proposed to the general shareholders' meeting the reclassification of the excess that the amount of the balance of the legal reserve account shows over the figure that is equivalent to 20% of the resulting share capital after the executed capital reductions, to be included in the voluntary reserves account.
B.In accordance with the commercial regulations in force in Spain.

Schedule of reserves of subsidiaries based on the companies' contribution to the Group
The detail, by company, of Reserves of subsidiaries, based on the companies’ contribution to the Group (considering the effect of consolidation adjustments) is as follows:

EUR million
	2025	2024	2023
Banco Santander (Brasil) S.A. (Consolidated Group)	16,085	15,107	14,512
Santander UK Group	7,973	8,576	8,700
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México	4,977	5,248	5,684
Santander Consumer Finance Group	4,804	4,729	4,344
Banco Santander - Chile	4,560	4,250	4,112
Banco Santander Argentina S.A.	3,217	2,892	2,813
Banco Santander Totta, S.A. (Consolidated Group)	2,726	2,766	2,626
Santander Bank Polska S.A.	2,875	2,890	2,535
Grupo Santander Holdings USA	63	187	1,893
Santander Investment, S.A.	1,424	1,217	1,215
Santander Seguros y Reaseguros, Compañía Aseguradora, S.A.	845	836	1,044
Banco Santander International SA (former Banco Santander (Suisse) S.A)	450	397	346
Other companies and consolidation adjustments	(2,062)	(1,846)	(2,155)
	47,937	47,249	47,669
Of which, restricted	4,722	4,175	3,870